Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	302,440,148.68	20,716
Yield Supplement Overcollateralization Amount 07/31/18	8,887,624.67	0
Receivables Balance 07/31/18	311,327,773.35	20,716
Principal Payments	13,866,579.63	414
Defaulted Receivables	876,249.81	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	8,270,079.56	0
Pool Balance at 08/31/18	288,314,864.35	20,259

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.29%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	6,186,927.00	338
Past Due 61-90 days	1,825,509.99	100
Past Due 91-120 days	303,578.86	22
Past Due 121+ days	0.00	0
Total	8,316,015.85	460

Total 31+ Delinquent as % Ending Pool Balance	2.88%
Total 61+ Delinquent as % Ending Pool Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	523,105.37
Aggregate Net Losses/(Gains) - August 2018	353,144.44
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.36%
Prior Net Losses Ratio	1.04%
Second Prior Net Losses Ratio	1.32%
Third Prior Net Losses Ratio	1.26%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.05%

Overcollateralization Target Amount	12,974,168.90
Actual Overcollateralization	12,974,168.90
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	38.75

Flow of Funds	$ Amount

Collections	15,403,140.21
Investment Earnings on Cash Accounts	48,518.33
Servicing Fee	(259,439.81)
Transfer to Collection Account	0.00
Available Funds	15,192,218.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	410,650.50
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	515,477.64
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,974,168.90
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,291,921.69
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	15,192,218.73

Servicing Fee	259,439.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 08/15/18	288,830,341.99
Principal Paid	13,489,646.54
Note Balance @ 09/17/18	275,340,695.45

Class A-1
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-3
Note Balance @ 08/15/18	196,000,341.99
Principal Paid	13,489,646.54
Note Balance @ 09/17/18	182,510,695.45
Note Factor @ 09/17/18	69.6605708%

Class A-4
Note Balance @ 08/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	74,800,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Note Balance @ 08/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	18,030,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	410,650.50
Total Principal Paid	13,489,646.54
Total Paid	13,900,297.04

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	289,100.50
Principal Paid	13,489,646.54
Total Paid to A-3 Holders	13,778,747.04

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4781511
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7070043
Total Distribution Amount	16.1851554

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1034370
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.4872005
Total A-3 Distribution Amount	52.5906375

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	38.21
Noteholders' Principal Distributable Amount	961.79

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/18	18,065,096.78
Investment Earnings	26,994.06
Investment Earnings Paid	(26,994.06)
Deposit/(Withdrawal)	1,291,921.69
Balance as of 09/17/18	19,357,018.47
Change	1,291,921.69

Total Reserve Amount	19,357,018.47